FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$10,461,157	$22,909,449	$189,666,390	$80,897,038	$74,863,973
Net Assets	$10,461,157	$22,909,449	$189,666,390	$80,897,038	$74,863,973

NET ASSETS, representing:
Accumulation units	$10,461,157	$22,909,449	$189,666,390	$80,897,038	$74,863,973
	$10,461,157	$22,909,449	$189,666,390	$80,897,038	$74,863,973

Units outstanding	3,886,176	2,585,638	3,815,090	3,884,548	4,840,743

Portfolio shares held	1,046,116	1,441,753	1,301,224	1,393,815	1,511,487
Portfolio net asset value per share	$10.00	$15.89	$145.76	$58.04	$49.53
Investment in portfolio shares, at cost	$10,461,157	$16,584,900	$25,420,247	$18,099,076	$18,597,962

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$446,717	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	134,153	251,323	2,156,506	969,711	902,711

NET INVESTMENT INCOME (LOSS)	312,564	(251,323)	(2,156,506)	(969,711)	(902,711)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	299,277	14,142,240	9,715,159	8,297,091
Net change in unrealized appreciation (depreciation) on investments	—	1,272,970	18,776,314	299,468	354,516

NET GAIN (LOSS) ON INVESTMENTS	—	1,572,247	32,918,554	10,014,627	8,651,607

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$312,564	$1,320,924	$30,762,048	$9,044,916	$7,748,896
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)**	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$75,772,974	$9,052,849	$—	$114,265,077	$29,298,185
Net Assets	$75,772,974	$9,052,849	$—	$114,265,077	$29,298,185

NET ASSETS, representing:
Accumulation units	$75,772,974	$9,052,849	$—	$114,265,077	$29,298,185
	$75,772,974	$9,052,849	$—	$114,265,077	$29,298,185

Units outstanding	3,092,307	1,084,120	—	3,833,838	2,745,425

Portfolio shares held	1,060,207	1,156,175	—	674,369	377,846
Portfolio net asset value per share	$71.47	$7.83	$—	$169.44	$77.54
Investment in portfolio shares, at cost	$15,207,243	$4,579,018	$—	$10,875,090	$5,158,541

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	868,847	108,453	52,205	1,313,509	335,224

NET INVESTMENT INCOME (LOSS)	(868,847)	(108,453)	(52,205)	(1,313,509)	(335,224)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,073,257	579,815	9,398,708	14,415,033	3,113,587
Net change in unrealized appreciation (depreciation) on investments	3,347,723	194,633	(10,317,993)	3,373,311	2,517,475

NET GAIN (LOSS) ON INVESTMENTS	11,420,980	774,448	(919,285)	17,788,344	5,631,062

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,552,133	$665,995	$(971,490)	$16,474,835	$5,295,838

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)**	AST Cohen & Steers Realty Portfolio**	AST Large-Cap Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$84,523,364	$39,754,039	$—	$—	$1,102,828
Net Assets	$84,523,364	$39,754,039	$—	$—	$1,102,828

NET ASSETS, representing:
Accumulation units	$84,523,364	$39,754,039	$—	$—	$1,102,828
	$84,523,364	$39,754,039	$—	$—	$1,102,828

Units outstanding	4,121,899	2,981,390	—	—	101,009

Portfolio shares held	398,959	594,408	—	—	24,633
Portfolio net asset value per share	$211.86	$66.88	$—	$—	$44.77
Investment in portfolio shares, at cost	$5,233,601	$6,903,098	$—	$—	$1,000,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/24/2025*
	to	to	to	to	to
	12/31/2025	12/31/2025	4/25/2025**	1/24/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	987,665	465,556	30,016	727	10,345

NET INVESTMENT INCOME (LOSS)	(987,665)	(465,556)	(30,016)	(727)	(10,345)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,049,675	3,354,306	1,343,124	72,289	(9,536)
Net change in unrealized appreciation (depreciation) on investments	56,831	(1,300,664)	(1,108,184)	(56,506)	102,107

NET GAIN (LOSS) ON INVESTMENTS	11,106,506	2,053,642	234,940	15,783	92,571

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,118,841	$1,588,086	$204,924	$15,056	$82,226

*Date subaccount became available for investment.
**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$312,564	$(251,323)	$(2,156,506)	$(969,711)	$(902,711)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	299,277	14,142,240	9,715,159	8,297,091
Net change in unrealized appreciation (depreciation) on investments	—	1,272,970	18,776,314	299,468	354,516

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	312,564	1,320,924	30,762,048	9,044,916	7,748,896

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,524	142,284	255,268	151,386	114,897
Annuity payments	(218,488)	(812,240)	(2,024,376)	(1,799,199)	(1,282,606)
Surrenders, withdrawals and death benefits	(1,588,631)	(2,861,075)	(25,109,987)	(10,665,098)	(9,431,437)
Net transfers between other subaccounts
or fixed rate option	(735,388)	8,380,713	13,118,921	34,872	(63,257)
Miscellaneous transactions	1,277	832	18,767	(2,857)	18
Other charges	(1,051)	(2,803)	(10,772)	(9,419)	(7,582)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(2,533,757)	4,847,711	(13,752,179)	(12,290,315)	(10,669,967)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,221,193)	6,168,635	17,009,869	(3,245,399)	(2,921,071)

NET ASSETS
Beginning of period	12,682,350	16,740,814	172,656,521	84,142,437	77,785,044
End of period	$10,461,157	$22,909,449	$189,666,390	$80,897,038	$74,863,973

Beginning units	4,844,289	2,012,676	4,067,485	4,517,940	5,574,394
Units issued	1,451,714	1,029,267	378,215	39,057	43,332
Units redeemed	(2,409,827)	(456,305)	(630,610)	(672,449)	(776,983)
Ending units	3,886,176	2,585,638	3,815,090	3,884,548	4,840,743
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(868,847)	$(108,453)	$(52,205)	$(1,313,509)	$(335,224)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,073,257	579,815	9,398,708	14,415,033	3,113,587
Net change in unrealized appreciation (depreciation) on investments	3,347,723	194,633	(10,317,993)	3,373,311	2,517,475

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,552,133	665,995	(971,490)	16,474,835	5,295,838

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	82,348	5,398	5,172	101,299	12,731
Annuity payments	(887,249)	(174,815)	(13,059)	(1,047,081)	(177,725)
Surrenders, withdrawals and death benefits	(8,638,442)	(1,335,028)	(597,110)	(13,187,526)	(3,807,295)
Net transfers between other subaccounts
or fixed rate option	(63,558)	233,465	(14,018,486)	(671,211)	383,831
Miscellaneous transactions	348	30	3,207	(207)	(838)
Other charges	(3,392)	(746)	(371)	(5,843)	(1,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(9,509,945)	(1,271,696)	(14,620,647)	(14,810,569)	(3,590,596)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,042,188	(605,701)	(15,592,137)	1,664,266	1,705,242

NET ASSETS
Beginning of period	74,730,786	9,658,550	15,592,137	112,600,811	27,592,943
End of period	$75,772,974	$9,052,849	$—	$114,265,077	$29,298,185

Beginning units	3,522,236	1,244,681	893,886	4,388,807	3,117,945
Units issued	28,920	75,329	14,870	49,824	101,475
Units redeemed	(458,849)	(235,890)	(908,756)	(604,793)	(473,995)
Ending units	3,092,307	1,084,120	—	3,833,838	2,745,425

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/24/2025*
	to	to	to	to	to
	12/31/2025	12/31/2025	4/25/2025**	1/24/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(987,665)	$(465,556)	$(30,016)	$(727)	$(10,345)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,049,675	3,354,306	1,343,124	72,289	(9,536)
Net change in unrealized appreciation (depreciation) on investments	56,831	(1,300,664)	(1,108,184)	(56,506)	102,107

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,118,841	1,588,086	204,924	15,056	82,226

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	68,911	17,838	743	—	6
Annuity payments	(865,161)	(128,328)	(26,872)	—	(15,953)
Surrenders, withdrawals and death benefits	(10,016,807)	(3,470,665)	(609,795)	(1,585)	(94,742)
Net transfers between other subaccounts
or fixed rate option	(36,747)	(160,955)	(7,534,385)	(945,415)	1,131,376
Miscellaneous transactions	339	(203)	11	(10)	(1)
Other charges	(5,480)	(1,672)	(288)	(11)	(84)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(10,854,945)	(3,743,985)	(8,170,586)	(947,021)	1,020,602

TOTAL INCREASE (DECREASE) IN NET ASSETS	(736,104)	(2,155,899)	(7,965,662)	(931,965)	1,102,828

NET ASSETS
Beginning of period	85,259,468	41,909,938	7,965,662	931,965	—
End of period	$84,523,364	$39,754,039	$—	$—	$1,102,828

Beginning units	4,694,654	3,282,513	2,261,482	79,884	—
Units issued	89,958	76,491	221,773	222	129,078
Units redeemed	(662,713)	(377,614)	(2,483,255)	(80,106)	(28,069)
Ending units	4,121,899	2,981,390	—	—	101,009

*Date subaccount became available for investment.
**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$456,771	$(205,257)	$(2,037,454)	$(1,027,198)	$(958,194)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	495,353	18,608,097	8,956,256	8,927,146
Net change in unrealized appreciation (depreciation) on investments	—	3,625	20,476,166	3,405,674	858,369

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	456,771	293,721	37,046,809	11,334,732	8,827,321

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182	48,087	130,694	62,526	45,060
Annuity payments	(58,544)	(216,372)	(1,093,009)	(1,254,113)	(811,841)
Surrenders, withdrawals and death benefits	(3,410,635)	(2,226,448)	(19,484,397)	(10,505,849)	(11,422,564)
Net transfers between other subaccounts
or fixed rate option	3,657,382	795,869	(487,885)	(60,691)	7,668
Miscellaneous transactions	(344)	1,901	13,074	(1,609)	9,672
Other charges	(1,159)	(2,157)	(12,902)	(9,314)	(8,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	186,882	(1,599,120)	(20,934,425)	(11,769,050)	(12,180,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	643,653	(1,305,399)	16,112,384	(434,318)	(3,353,556)

NET ASSETS
Beginning of period	12,038,697	18,046,213	156,544,137	84,576,755	81,138,600
End of period	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044

Beginning units	4,771,164	2,208,185	4,602,861	5,183,428	6,493,919
Units issued	2,125,727	114,034	9,844	46,939	66,913
Units redeemed	(2,052,602)	(309,543)	(545,220)	(712,427)	(986,438)
Ending units	4,844,289	2,012,676	4,067,485	4,517,940	5,574,394

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(910,279)	$(118,695)	$(208,662)	$(1,350,479)	$(347,908)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,015,282	440,775	2,164,071	16,778,465	3,583,896
Net change in unrealized appreciation (depreciation) on investments	5,388,580	379,997	(1,325,318)	7,834,943	542,271

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,493,583	702,077	630,091	23,262,929	3,778,259

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,076	8,346	19,194	44,232	17,798
Annuity payments	(728,913)	(83,188)	(93,020)	(2,231,993)	(434,445)
Surrenders, withdrawals and death benefits	(10,287,652)	(1,287,451)	(2,704,999)	(14,273,343)	(3,438,297)
Net transfers between other subaccounts
or fixed rate option	(380,269)	216,896	(370,011)	(1,269,128)	(475,625)
Miscellaneous transactions	(1,988)	(96)	2,062	(1,406)	2,657
Other charges	(4,668)	(987)	(2,101)	(6,296)	(2,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(11,360,414)	(1,146,480)	(3,148,875)	(17,737,934)	(4,330,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,133,169	(444,403)	(2,518,784)	5,524,995	(551,762)

NET ASSETS
Beginning of period	72,597,617	10,102,953	18,110,921	107,075,816	28,144,705
End of period	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943

Beginning units	4,089,850	1,397,215	1,070,846	5,140,111	3,618,460
Units issued	23,760	57,394	20,945	44,889	26,707
Units redeemed	(591,374)	(209,928)	(197,905)	(796,193)	(527,222)
Ending units	3,522,236	1,244,681	893,886	4,388,807	3,117,945

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(993,001)	$(513,131)	$(98,666)	$(12,019)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	12,033,143	4,204,912	108,775	(7,208)
Net change in unrealized appreciation (depreciation) on investments	9,987,602	(752,706)	(30,924)	71,580

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,027,744	2,939,075	(20,815)	52,353

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	680,393	81,820	2,264	6
Annuity payments	(1,198,342)	(463,499)	(90,809)	—
Surrenders, withdrawals and death benefits	(10,289,473)	(3,845,673)	(852,159)	(166,353)
Net transfers between other subaccounts
or fixed rate option	(1,268,604)	(523,727)	147,077	(36,061)
Miscellaneous transactions	22,373	3,496	194	(143)
Other charges	(8,762)	(3,033)	(1,175)	(109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(12,062,415)	(4,750,616)	(794,608)	(202,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,965,329	(1,811,541)	(815,423)	(150,307)

NET ASSETS
Beginning of period	76,294,139	43,721,479	8,781,085	1,082,272
End of period	$85,259,468	$41,909,938	$7,965,662	$931,965

Beginning units	5,432,504	3,666,288	2,488,328	97,775
Units issued	104,765	71,196	103,879	20,624
Units redeemed	(842,615)	(454,971)	(330,725)	(38,515)
Ending units	4,694,654	3,282,513	2,261,482	79,884

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
Note 1:    General

The Prudential Individual Variable Contract Account (the “Account”) was established under the laws of the State of New Jersey on October 12, 1982 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of the Variable Investment Plan® (“VIP”) and the Discovery® Plus (“PDISCO+”) contracts (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios"). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)*
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)*
AST Cohen & Steers Realty Portfolio*
AST Large-Cap Equity Portfolio

* Subaccount merged during the period ended December 31, 2025.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2025 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
April 11, 2025	PSF Natural Resources Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
April 25, 2025	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)

New sales of the products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

A10

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2: Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
A11

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

Note 3: Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2025 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$3,841,938	$6,509,847
PSF PGIM Total Return Bond Portfolio (Class I)	8,733,520	4,137,133
PSF PGIM Jennison Blend Portfolio (Class I)	14,584,659	30,493,344
PSF PGIM Flexible Managed Portfolio (Class I)	698,588	13,958,614
PSF PGIM 50/50 Balanced Portfolio (Class I)	584,633	12,157,310
PSF PGIM Jennison Value Portfolio (Class I)	622,236	11,001,029
PSF PGIM High Yield Bond Portfolio (Class I)	604,613	1,984,762
PSF Natural Resources Portfolio (Class I)	259,703	14,932,554
PSF Stock Index Portfolio (Class I)	1,256,413	17,380,491
PSF Global Portfolio (Class I)	937,345	4,863,165
PSF PGIM Jennison Growth Portfolio (Class I)	1,543,103	13,385,713
PSF Small-Cap Stock Index Portfolio (Class I)	918,681	5,128,222
PSF PGIM Government Income Portfolio (Class I)	797,821	8,998,422
AST Cohen & Steers Realty Portfolio	2,533	950,280
AST Large-Cap Equity Portfolio	1,293,067	282,810

A12

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five periods preceding December 31, 2025.
A13

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2025	3,886	$2.69	$10,461	3.98%	1.20%	2.82%
December 31, 2024	4,844	$2.62	$12,682	4.89%	1.20%	3.76%
December 31, 2023	4,771	$2.52	$12,039	4.75%	1.20%	3.65%
December 31, 2022	5,334	$2.43	$12,985	1.39%	1.20%	0.18%
December 31, 2021	3,900	$2.43	$9,476	0.04%	1.20%	-1.14%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2025	2,586	$8.86	$22,909	0.00%	1.20%	6.52%
December 31, 2024	2,013	$8.32	$16,741	0.00%	1.20%	1.78%
December 31, 2023	2,208	$8.17	$18,046	0.00%	1.20%	6.00%
December 31, 2022	2,492	$7.71	$19,215	0.00%	1.20%	-15.82%
December 31, 2021	2,863	$9.16	$26,224	0.00%	1.20%	-1.94%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2025	3,815	$49.71	$189,666	0.00%	1.20%	17.12%
December 31, 2024	4,067	$42.45	$172,657	0.00%	1.20%	24.81%
December 31, 2023	4,603	$34.01	$156,544	0.00%	1.20%	30.95%
December 31, 2022	5,297	$25.97	$137,567	0.00%	1.20%	-25.99%
December 31, 2021	5,941	$35.09	$208,457	0.00%	1.20%	18.93%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2025	3,885	$20.83	$80,897	0.00%	1.20%	11.82%
December 31, 2024	4,518	$18.62	$84,142	0.00%	1.20%	14.14%
December 31, 2023	5,183	$16.32	$84,577	0.00%	1.20%	16.53%
December 31, 2022	5,944	$14.00	$83,230	0.00%	1.20%	-15.71%
December 31, 2021	6,612	$16.61	$109,844	0.00%	1.20%	15.97%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2025	4,841	$15.47	$74,864	0.00%	1.20%	10.83%
December 31, 2024	5,574	$13.95	$77,785	0.00%	1.20%	11.68%
December 31, 2023	6,494	$12.49	$81,139	0.00%	1.20%	14.09%
December 31, 2022	7,540	$10.95	$82,571	0.00%	1.20%	-15.71%
December 31, 2021	8,629	$12.99	$112,105	0.00%	1.20%	12.03%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2025	3,092	$24.50	$75,773	0.00%	1.20%	15.49%
December 31, 2024	3,522	$21.22	$74,731	0.00%	1.20%	19.53%
December 31, 2023	4,090	$17.75	$72,598	0.00%	1.20%	13.84%
December 31, 2022	4,584	$15.59	$71,477	0.00%	1.20%	-8.98%
December 31, 2021	5,049	$17.13	$86,491	0.00%	1.20%	26.28%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2025	1,084	$8.35	$9,053	0.00%	1.20%	7.61%
December 31, 2024	1,245	$7.76	$9,659	0.00%	1.20%	7.32%
December 31, 2023	1,397	$7.23	$10,103	0.00%	1.20%	10.50%
December 31, 2022	1,768	$6.54	$11,566	0.00%	1.20%	-12.29%
December 31, 2021	2,022	$7.46	$15,085	0.00%	1.20%	6.65%

A14

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF Natural Resources Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$16.31	$—	0.00%	1.20%	-6.48%
December 31, 2024	894	$17.44	$15,592	0.00%	1.20%	3.14%
December 31, 2023	1,071	$16.91	$18,111	0.00%	1.20%	0.78%
December 31, 2022	1,230	$16.78	$20,648	0.00%	1.20%	20.60%
December 31, 2021	1,310	$13.92	$18,236	0.00%	1.20%	24.02%

	PSF Stock Index Portfolio (Class I)
December 31, 2025	3,834	$29.80	$114,265	0.00%	1.20%	16.17%
December 31, 2024	4,389	$25.66	$112,601	0.00%	1.20%	23.16%
December 31, 2023	5,140	$20.83	$107,076	0.00%	1.20%	24.43%
December 31, 2022	5,850	$16.74	$97,935	0.00%	1.20%	-19.30%
December 31, 2021	6,432	$20.75	$133,432	0.00%	1.20%	26.76%

	PSF Global Portfolio (Class I)
December 31, 2025	2,745	$10.67	$29,298	0.00%	1.20%	20.59%
December 31, 2024	3,118	$8.85	$27,593	0.00%	1.20%	13.78%
December 31, 2023	3,618	$7.78	$28,145	0.00%	1.20%	18.18%
December 31, 2022	4,238	$6.58	$27,896	0.00%	1.20%	-19.76%
December 31, 2021	4,745	$8.20	$38,923	0.00%	1.20%	16.83%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2025	4,122	$20.51	$84,523	0.00%	1.20%	12.91%
December 31, 2024	4,695	$18.16	$85,259	0.00%	1.20%	29.31%
December 31, 2023	5,433	$14.04	$76,294	0.00%	1.20%	51.69%
December 31, 2022	5,935	$9.26	$54,943	0.00%	1.20%	-38.34%
December 31, 2021	6,827	$15.01	$102,500	0.00%	1.20%	14.63%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2025	2,981	$13.33	$39,754	0.00%	1.20%	4.44%
December 31, 2024	3,283	$12.77	$41,910	0.00%	1.20%	7.06%
December 31, 2023	3,666	$11.93	$43,721	0.00%	1.20%	14.37%
December 31, 2022	3,998	$10.43	$41,687	0.00%	1.20%	-17.36%
December 31, 2021	4,349	$12.62	$54,876	0.00%	1.20%	24.84%

	PSF PGIM Government Income Portfolio (Class I) (merged April 25, 2025)
December 31, 2025	—	$3.62	$—	0.00%	1.20%	2.66%
December 31, 2024	2,261	$3.52	$7,966	0.00%	1.20%	-0.19%
December 31, 2023	2,488	$3.53	$8,781	0.00%	1.20%	3.86%
December 31, 2022	2,885	$3.40	$9,803	0.00%	1.20%	-14.48%
December 31, 2021	3,300	$3.97	$13,113	0.00%	1.20%	-4.32%

	AST Cohen & Steers Realty Portfolio (merged January 24, 2025)
December 31, 2025	—	$11.85	$—	0.00%	1.20%	1.61%
December 31, 2024	80	$11.67	$932	0.00%	1.20%	5.40%
December 31, 2023	98	$11.07	$1,082	0.00%	1.20%	10.76%
December 31, 2022	98	$9.99	$975	0.00%	1.20%	-26.25%
December 31, 2021	11	$13.55	$146	0.00%	1.20%	34.51%

	AST Large-Cap Equity Portfolio (available January 24, 2025)
December 31, 2025	101	$10.92	$1,103	0.00%	1.20%	9.48%
December 31, 2024	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2023	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2022	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2021	—	$—	$—	0.00%	0.00%	0.00%

A15

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2025 or for the periods indicated within.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.8% and 0.4%, respectively (for a total of 1.2% per year) are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. These charges are assessed through a reduction in unit values.

B.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. The range for withdrawal charges is 0% to 8%, plus return of 1% bonus during the period the purchase payment is subject to a withdrawal charge. This charge is assessed through the redemption of units.

C.Annual Maintenance Charge

An annual maintenance charge of $30 will be deducted if and only if the contract portfolio is less than $10,000 on a contract anniversary or at the time of a full withdrawal, including a withdrawal to affect an annuity. This charge is assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.
A16

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT—(Continued)

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Insurance Company of America and the Contract Owners of The Prudential Individual Variable Contract Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Individual Variable Contract Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Individual Variable Contract Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	PSF Stock Index Portfolio (Class I) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	PSF Global Portfolio (Class I) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	PSF PGIM Jennison Growth Portfolio (Class I) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	PSF Small-Cap Stock Index Portfolio (Class I) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	PSF PGIM Government Income Portfolio (Class I) (3)
PSF PGIM Jennison Value Portfolio (Class I) (1)	AST Cohen & Steers Realty Portfolio (4)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST Large-Cap Equity Portfolio (5)
PSF Natural Resources Portfolio (Class I) (2)
(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of net assets as of April 11, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 11, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 11, 2025 (date of merger) and for the year ended December 31, 2024.

(3) Statement of net assets as of April 25, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 25, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 25, 2025 (date of merger) and for the year ended December 31, 2024.

(4) Statement of net assets as of January 24, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 24, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 24, 2025 (date of merger) and for the year ended December 31, 2024.

(5) Statement of net assets as of December 31, 2025, statement of operations and statement of changes in net assets for the period January 24, 2025 (commencement of operations) to December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Individual Variable Contract Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Individual Variable Contract Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments
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owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2026

We have served as the auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account since at least 2012. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account.

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